CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Total	$ 10,497,570	$ 13,215,729
Prepaid expenses	297,319	167,165
Total current assets	20,455,301	17,972,855
Total assets	40,878,379	38,988,063
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Total current liabilities	15,866,817	10,418,337
Total liabilities	33,278,711	18,468,695
Stockholders' deficit:
Common stock	90	90
Additional paid-in capital	3,058,710	1,395,827
Accumulated deficit	(39,182,591)	(24,936,713)
Total stockholders' equity	7,599,668	20,519,368
Total liabilities and stockholders' equity	40,878,379	38,988,063
Galata Acquisition Corp.
ASSETS
Total	251,865	610,926
Prepaid expenses	71,491	147,327
Total current assets	323,356	758,253
Prepaid expenses		69,656
Investments held in Trust Account	148,744,645	146,629,787
Total assets	149,068,001	147,457,696
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	3,153,645	706,224
Total current liabilities	3,153,645	706,224
Deferred underwriting commission	5,031,250	5,031,250
Total liabilities	8,184,895	5,737,474
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.22 and $10.15 per share)	145,869,645	143,750,000
Stockholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(4,986,898)	(2,030,137)
Total stockholders' equity	(4,986,539)	(2,029,778)
Class A ordinary shares | Galata Acquisition Corp.
Stockholders' deficit:
Common stock
Class A ordinary shares subject to possible redemption | Galata Acquisition Corp.
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.22 and $10.15 per share)	145,869,645	143,750,000
Stockholders' deficit:
Total liabilities and stockholders' equity	149,068,001	147,457,696
Class B ordinary shares | Galata Acquisition Corp.
Stockholders' deficit:
Common stock	$ 359	$ 359